GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

12. GOODWILL

        The Group's goodwill was generated from the acquisition of 100% equity interest in Bona Entertainment on July 1, 2008, the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010, the acquisition of the remaining 60% equity interest of Bona Yinglong on July 28, 2010 and the acquisition of 100% equity interest in Alpha Speed Limited and Bona Starlight on July 1, 2011.

        Changes in the carrying amount of goodwill by reporting units, which are the same as reportable segments, for the year ended December 31, 2011 were as follows:

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2010	—	34,880	—	—	34,880
Goodwill acquired during the year	—	—	131,390	27,528,282	27,659,672
Exchange difference due to translation	—	(115)	3,483	838,490	841,858

Gross goodwill carrying amount	—	34,765	134,873	28,366,772	28,536,410
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2010	—	34,765	134,873	28,366,772	28,536,410

Gross balance as of December 31, 2010	—	34,765	134,873	28,366,772	28,536,410
Goodwill acquired during the period	—	—	—	18,196,620	18,196,620
Exchange difference due to translation	—	66	6,560	1,872,831	1,879,457

Gross goodwill carrying amount	—	34,831	141,433	48,436,223	48,612,487
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2011	—	34,831	141,433	48,436,223	48,612,487

        The Group performed its annual goodwill impairment tests on December 31 of each year and has not recorded any impairment loss of goodwill.